Annual Total Returns - Fidelity Advisor Freedom® 2010 Fund [BarChart] - 03.31 Fidelity Advisor Freedom Funds Class Z6 PRO-08 - Fidelity Advisor Freedom® 2010 Fund	Jul. 13, 2021
Bar Chart Table:
Annual Return, Inception Date	Jun. 06, 2017
Class Z6
Bar Chart Table:
Annual Return 2018	(3.12%)
Annual Return 2019	14.92%
Annual Return 2020	11.00%